Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Details) [Line Items]
Net loss	$ 87,581	$ 150,174	$ (37,000)	$ (9,052)	$ 237,755	$ (46,052)	$ (19,738)
Subsequent measurement of Class A ordinary shares subject to redemption	515,625		0		1,024,750	0	(284,455)
Accretion of Class A ordinary shares subject to possible redemption to redemption value							(303,957)
Net loss including accretion of carrying value to redemption value	$ 1,366,500		$ 37,000		$ 2,647,870	$ 46,052	(608,150)
Redeemable Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Details) [Line Items]
Subsequent measurement of Class A ordinary shares subject to redemption							284,455
Accretion of Class A ordinary shares subject to possible redemption to redemption value							303,957
Numerator:
Allocation of net loss including accretion of carrying value to redemption value							(231,407)
Total							$ 357,005
Denominator:
Basic weighted average shares outstanding (in Shares)							784,091
Diluted weighted average shares outstanding (in Shares)							784,091
Basic net income (loss) per Class A ordinary share (in Dollars per share)							$ 0.46
Diluted net income (loss) per Class A ordinary share (in Dollars per share)							$ 0.46
Non-redeemable Ordinary Shares [Member]
Numerator:
Allocation of net loss including accretion of carrying value to redemption value							$ (376,743)
Total							$ (376,743)
Denominator:
Basic weighted average shares outstanding (in Shares)							1,276,543
Diluted weighted average shares outstanding (in Shares)							1,276,543
Basic net income (loss) per Class A ordinary share (in Dollars per share)							$ (0.3)
Diluted net income (loss) per Class A ordinary share (in Dollars per share)							$ (0.3)